Cover	6 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-42459
Entity Registrant Name	DIGINEX LIMITED
Entity Central Index Key	0002010499
Entity Address, Address Line One	25 Wilton Road
Entity Address, Address Line Two	Victoria
Entity Address, Address Line Three	London
Entity Address, City or Town	Greater London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW1V 1LW